Impairment assessment of Jaguar Land Rover Business (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary Of Key Assumptions Used To Calculate The Recoverable Amount

	As at March 31,
	2023	2022	2021
Forecast period (Yr 1-5) variable profit* (%GVR)	24.9%	24.4%	24.0%
Pre-tax discount rate	15.6%	13.4%	13.6%
Terminal value variable profit (%GVR)*	23.2%	24.8%	21.4%
Terminal value capital expenditures (%GVR)	8.1%	10.0%	8.9%

*	Based on forecast variable profit per unit and volumes

Summary Of Value Assigned To The Key Assumptions Must Change For The Recoverable Amount Of The CGU

	As at March 31,
	2023	2022	2021
	% Change	% Change	% Change
Forecast period (Yr 1-5) variable profit* (%GVR)	-6.0%	-3.1%	-12.7%
Pre-tax discount rate	31.4%	8.7%	39.2%
Terminal value variable profit (%GVR)	-5.5%	-2.1%	-10.1%
Terminal value capital expenditures (%GVR)	17.5%	5.8%	24.4%
In each of the four scenarios above, the sensitivity has been performed in isolation with all other assumptions remaining constant. The prior year comparatives have been restated to reflect the amount by which the pre-tax values (previously post-tax) of the assumptions would need to change for the recoverable amount to be equal to the CGU.